 Filed with the Securities and Exchange Commission on November 15, 2010
Registration No. 333-130989
Investment Company Act No. 811-07325

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

  REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 27

and

REGISTRATION STATEMENT
 UNDER
 THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 111

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
 (Exact Name of Registrant)

PRUCO LIFE INSURANCE COMPANY
 (Name of Depositor)

213 WASHINGTON STREET
 NEWARK, NEW JERSEY 07102-2992
 (973) 802-7333
 (Address and telephone number of depositor's principal executive offices)

JOSEPH D. EMANUEL
 CHIEF LEGAL OFFICER

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
 One Corporate Drive, Shelton, Connecticut 06484 (203) 944-7504
 (Name and Address of Agent for Service of Process)

Copy To:

C. CHRISTOPHER SPRAGUE, ESQ.
 VICE PRESIDENT AND CORPORATE COUNSEL
 751 Broad Street, Newark, New Jersey 07102-2917 (973) 802-6997

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)
 [X] immediately upon filing pursuant to paragraph (b) of Rule 485
 [ ] _________________  pursuant to paragraph (b) of Rule 485
 [_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485
 [_] on ________ pursuant to paragraph (a) (i) of Rule 485
 [_] 75 days after filing pursuant to paragraph (a) (ii) of Rule 485
 [_] on ________ pursuant to paragraph (a) (ii) of Rule 485

If appropriate, check the following box:
 [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Interest in Individual Variable Annuity Contracts.

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Note:

Registrant is filing this Post-Effective Amendment No. 27 to Registration Statement No. 333-130989 for the purpose of including in the Registration Statement a Prospectus Supplement. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 25 filed with the SEC on April 16, 2010 and Post-Effective Amendment No.26 filed with the SEC July 1, 2010, are hereby incorporated by reference.  Financial statements for the Depositor and the Registrant, each dated December 31, 2009, are incorporated herein by reference to that April  Post-Effective Amendment.   Financial statements for the Depositor filed subsequent to December 31, 2009 are incorporated by reference to Depositor’s Exchange Act periodic reports.  Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

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Pruco Life Insurance Company
Pruco Life Insurance Company of New Jersey

PRUDENTIAL PREMIER VARIABLE ANNUITY B SERIESSM (“B SERIES”)
PRUDENTIAL PREMIER VARIABLE ANNUITY L SERIESSM (“L SERIES”)
PRUDENTIAL PREMIER VARIABLE ANNUITY X SERIESSM (“X SERIES”)

Supplement dated January 3, 2011
To
Prospectuses dated May 1, 2010

This Supplement should be read and retained with the current Prospectus for your annuity.  This Supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own.  If you would like another copy of the current Prospectus, please contact us at 1-888-PRU-2888.

We are issuing this supplement to (a) reflect changes to two Portfolios of Advanced Series Trust, the addition of a new AST Portfolio, and certain other changes, (b) reflect the addition of a new AST Portfolio (c) note that under the X Series, we will not recapture Purchase Credits upon death (d) clarify that spousal continuation of the Annuity applies only to spouses recognized under federal law and (e) make certain other changes.

1.	Portfolio Changes:

•
Effective on or about January 24, 2011, the AST Value Portfolio will change its name to the AST BlackRock Value Portfolio.  To reflect this name change, we amend the inside front cover, the table of Underlying Mutual Fund Portfolio Annual Expenses, the Group II table within the section entitled, “Investment Options”, and the Investment Objectives/Policies table accordingly.

•
Effective on or about the close of business on April 29, 2011, and contingent upon shareholder approval and the satisfaction of certain customary closing conditions, the AST Neuberger Berman Small-Cap Growth Portfolio will be reorganized into the AST Federated Aggressive Growth Portfolio.

2.	New AST Portfolio:

We announce that the following Portfolio will be added as a Sub-account to your Annuity effective on or about January 3, 2011; however please note that you may not allocate Purchase Payments to or make transfers to or from this Sub-account, and that this Sub-account is available only with certain optional living benefits.  To reflect this new Portfolio, we make the following disclosure changes:

•	We add the name of the AST Bond Portfolio 2022 to the inside front cover of the prospectus.

•	In the section entitled, “Summary of Contract Fees and Charges” we set forth the following fees of the AST Bond Portfolio 2022 in the table of Underlying Mutual Fund Portfolio Annual Expenses:

UNDERLYING PORTFOLIO	Manage-ment Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reim-bursement1	Net Annual Fund Operating Expenses
AST Bond Portfolio 2022	0.65%	0.33%	0.00%	0.00%	0.00%	0.00%	0.98%	0.00%	0.98%

1 The Investment Managers (Prudential Investments LLC and AST Investment Services, Inc.) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, acquired fund fees and expenses and extraordinary expenses) do not exceed 1.00% of the Portfolio's average daily net assets through April 30, 2011. This arrangement may not be terminated or modified prior to April 30, 2011, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after April 30, 2011 will be subject to review by the Investment Managers and the Fund's Board of Trustees.

•	In the section entitled “Investment Options” we add the following summary description of the AST Bond Portfolio 2022 to the Investment Objectives/Policies table as follows:

STYLE/TYPE	INVESTMENT OBJECTIVES/POLICIES	PORTFOLIO ADVISOR/SUB-ADVISOR
ADVANCED SERIES TRUST
FIXED INCOME
AST Bond Portfolio 2022:  seeks the highest potential total return consistent with its specified level of risk tolerance to meet the parameters established to support the GRO benefits and maintain liquidity to support changes in market conditions for a fixed maturity of 2022. Please note that you may not make purchase payments to this Portfolio, and that this Portfolio is available only with certain living benefits.
Prudential Investment Management Inc.

3.	No Recapture of Purchase Credits Upon Death (PLNJ):

With respect to the Pruco Life Insurance Company of New Jersey X Series Annuity only, we will no longer recover any Purchase Credit granted under the X Series in the event of death.  To reflect that change, we make the various prospectus changes indicated below.

•
In the section entitled Summary, we delete the sentence stating “For the X Series, there is an adjustment for any Purchase Credits received within 12 months prior to death.  Please see the “Death Benefit” section of the Prospectus for more information.”

•	In the section entitled “Managing Your Account Value – examples of applying the Purchase Credit”, we replace the second paragraph with the following:
The amount of any Purchase Credit applied to your X Series Account Value can be recovered by Pruco Life of New Jersey under the following circumstance:
•	If you elect to “free look” your Annuity, the amount returned to you will not include the amount of any Purchase Credit.
•
In the section entitled Highest Daily Lifetime 6 Plus Income Benefit (HD6 Plus), in the sub-section entitled Death Benefit Component of Highest Daily Lifetime 6 Plus, we delete the last sentence of provision (a) stating “Under this component of the Death Benefit, we will not recapture the amount of any Purchase Credit applied to the X Series Annuity granted within 12 months prior to death.”

·
In the section entitled Spousal Highest Daily Lifetime 6 Plus Income Benefit (SHD6 Plus), in the sub-section entitled Death Benefit Component of Spousal Highest Daily Lifetime 6 Plus, we delete the last sentence of provision (a) stating “Under this component of the Death Benefit, we will not recapture the amount of any Purchase Credit applied to an X Series Annuity granted within 12 months prior to death.”

•	In the section entitled Death Benefit, we make the following changes:
a.
We delete the sentence stating “In addition, with respect to the X Series, under certain circumstances, your Death Benefit may be reduced by the amount of any Purchase Credits we applied to your Purchase Payments.  (See “How are Purchase Credits Applied to My Account Value”.)

b.
In the second bullet within the description of the basic Death Benefit, we delete the following parenthetical “(less the amount of any Purchase Credits applied within 12 months prior to the date of death, with respect to the X Series)”.

c.
In the bolded box entitled “Optional Death Benefit”, we delete the following sentence: “with respect to the X Series, under certain circumstances the Optional Death Benefit that you elect may be reduced by the amount of Purchase Credits applied to your Purchase Payments.”

d.
In the sub-section entitled “Calculation of Highest Anniversary Value Death Benefit”, we delete the following sentence:  “The amount calculated in Items 1 &2 above (before, on or after the Death Benefit Target Date) may be reduced by any Purchase Credits under certain circumstances.”

e.	In the definitions of Highest Anniversary Value and Anniversary Value, we replace the parenthetical with the following: “(including any Purchase Credits, with respect to the X Series)”.
f.
In the sub-section entitled “Exceptions to Amount of Death Benefit”, we replace the sentence beginning with “while the two year suspension is in effect . . . “ with the following: “While the two year suspension is in effect, the Death Benefit amount will equal the Account Value.”

4.
Spousal Continuation of the Annuity:  For Pruco Life Insurance Company of New Jersey's Prudential Premier B Series, L Series, and X Series Annuities, in the Section entitled Death Benefit, we add the following as the penultimate paragraph under Spousal Assumption of Annuity:

If the Annuity has not reached the Annuity Date on the date we receive everything we require to pay the surviving Spouse's death claim, we assume the election by the surviving Spouse of continuation of the Annuity unless otherwise notified. Our assumption of continuation of the Annuity only applies to Spouses recognized under federal law. If the surviving Spouse is not recognized as a spouse under federal law, the default will be distribution of the death benefit within five years of the date of death of the decedent. If the surviving Spouse has reached the latest Annuity Date, a new Annuitant must be named. Spousal Continuation may only occur once.

5.	Miscellaneous Change: In the Group II: Custom Portfolios Program table found in INVESTMENT OPTIONS, we delete AST Emerging Markets Equity Portfolio from the Permitted Portfolios column.

PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(b) Exhibits filed herewith are as follows:

(10) Written Consent of Independent Registered Public Accounting Firm.  Filed Herewith.

ITEM 27.  NUMBER OF CONTRACT OWNERS: As of September 30, 2010, there were 31,057 Contract Owners of the B Series, 28,340 Contract Owners of the L Series, and 42,867 Contract Owners of the X Series.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the city of Shelton and the State of Connecticut on this 15th day of November 2010.

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Registrant

By: Pruco Life Insurance Company

/s/ Scott D. Kaplan
- ---------------------------------
Scott D. Kaplan
President and Chief Executive
Officer
Pruco Life Insurance Company
Depositor
/s/ Scott D. Kaplan
- ---------------------------------
Scott D. Kaplan
President and Chief Executive
Officer
SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature and Title
*
--------------------------------------
James J. Avery Jr.
Director                                                                           Date: November 15, 2010
*
--------------------------------------                                                                           *By:/s/Thomas C. Castano
Scott D. Kaplan                                                                         Thomas C. Castano
Director                                                                         Corporate Counsel
*
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Tucker I. Marr
Chief Accounting Officer and
Chief Financial Officer
*
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Bernard J. Jacob
Director
*
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Robert M. Falzon
Director
*
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Thomas J. Diemer
Director
*
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Stephen Pelletier
Director
*
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Richard F. Vaccaro
Director

EXHIBITS

(10) Consent of Independent Registered Public Accounting Firm